UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

(Address of principal executive offices) (Zip code)

Laurence K. Russian

ABS Investment Management LLC

2187 Atlantic Street, Suite 604

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

ABS Long/Short Strategies Fund

Annual Report

April 30, 2025

ABS Long/Short Strategies Fund
TABLE OF CONTENTS
April 30, 2025

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

i

Management Discussion of Fund Performance (Unaudited)

HISTORICAL PERFORMANCE (NET)

	1-Year Return	5-Year Return	10-Year Return*	Annualized Return Since Inception*	Annualized Volatility Since Inception*	Sharpe Ratio (over RFR)
ABS Long/Short Strategies Fund	5.91%	7.11%	4.42%	5.11%	7.04%	0.53
HFRI FOF: Strategic Index	4.71%	6.58%	3.43%	3.43%	6.59%	0.31
MSCI AC World Index (Local)	10.08%	13.37%	9.12%	9.58%	12.8%	0.64

____________

*        The Fund commenced operations on January 4, 2016 when ABS (3)(C)(1) LP, a private fund (the “Predecessor Fund”), was reorganized into the Fund. The Fund and the Predecessor Fund share equivalent investment objectives and policies, as well as the same investment adviser and portfolio managers. The Fund’s performance has been adjusted to reflect the estimated first-year expenses, including any expense limitations imposed by ABS. It is important to note that the Predecessor Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”)and was not subject to certain restrictions under the 1940 Act that may have adversely affected its performance. The performance figures above are based on the Fund’s estimated month-end NAV, which is calculated on the fifth day of the succeeding month. The figures are subject to change when the Fund’s final month-end NAV is calculated at the end of the succeeding month. Total returns are based on NAV and assume reinvestment of all dividends and distributions at prices obtained under the Fund’s dividend reinvestment plan. Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk. The greater a fund’s sharpe ratio, the better its risk-adjusted performance has been. “RFR” means risk-free rate, which in this case is the interest rate offered by US Treasury bills. The ratio of gross expenses to average shareholder capital as of April 30, 2024, per the most recent Prospectus, is 1.31%.

Performance data quoted represents past performance and is no guarantee of future results. The performance shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the quoted returns. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the fund’s most recent month-end returns, please call (877) 499-9990.

MARKET REVIEW

During the fiscal year ended April 2025, global equity performance was split into two distinct time periods. From May 2024 through the end of 2024, upside was primarily driven by growth-oriented stocks in the technology, communication services, and consumer discretionary sectors. These stocks benefited from positive investor sentiment towards AI themes. However, sentiment shifted in 2025 as the threat of US tariffs pushed investors into lower risk stocks in the utilities and consumer staples sectors. US tariffs also impacted performance by region, with non-US stocks in Europe and emerging markets significantly outperforming in 2025 after a long stretch of underperformance.

In addition to tariffs, US health care stocks reacted negatively to potential policy changes with regards to new drug approval, pricing of existing medicine, and cuts to Medicare. While larger cap indices held up relatively well, smaller cap and more speculative areas of the health care market experienced significant downside, as noted by the double digit declines of the Russell 2000 Health Care (-17.5%) and S&P Biotech (-16.6%) Indexes from December 2024 – April 2025.

PORTFOLIO REVIEW

For the fiscal year ended April 30, 2025, the ABS Long/Short Strategies Fund (the “Fund”) gained 5.91%. The Fund captured 58% of the MSCI AC World’s 10.08% gain during the period with an average net exposure of 51%. Relative to peers in the HFRI FOF: Strategic Index, the Fund outperformed by 1.20%. Most of the Fund’s outperformance came during 2025 (May 2024 – Dec 2024) from US-oriented sector specialists focused on the Technology, Media and Telecommunications (TMT), Financial, and Cyclicals areas of the market. In addition, our Health Care specialists were able to deliver solid stock selection relative to the market, producing gains despite the sector’s decline.

However, since the market’s shift in momentum 2025, the Fund has underperformed slightly. The reversal in market momentum has played out similarly within the Fund, as losses from TMT, Financial, and Cyclicals have contributed to nearly 85% of the Fund’s losses YTD. In addition, the Fund’s US Small Cap strategy group declined -7.23% from Jan 2025 – Apr 2025 as the market for US small cap stocks declined significantly (Russell 2000 Index -11.57% YTD 2025).

May 2023 – April 2024 Portfolio Breakdown by Strategy

Strategy	Allocation*	Funds**	Return	Contribution	Gross Exposure*	Net Exposure*
TMT	21.6%	5	10.6%	2.11%	154.8%	55.8%
Cyclicals	14.4%	4	8.7%	1.29%	152.0%	43.6%
Health Care	15.2%	4	4.0%	0.68%	162.9%	52.6%
Financials	8.1%	2	8.5%	0.67%	187.7%	30.7%
Global	5.6%	2	11.9%	0.65%	153.9%	67.8%
China	2.9%	1	18.5%	0.50%	145.7%	53.4%
Latin America	4.7%	1	6.7%	0.31%	125.9%	53.4%
Europe	6.2%	2	4.3%	0.28%	132.6%	64.2%
Real Estate	3.8%	1	3.8%	0.27%	154.2%	105.5%
US Small Cap	10.5%	3	1.6%	0.18%	148.9%	48.6%
Japan	0.7%	1	6.2%	0.07%	98.0%	98.0%
Middle East	2.0%	1	3.6%	0.06%	143.7%	88.9%
Event Driven	0.8%	1	1.0%	0.03%	17.0%	11.2%
Asia	0.2%	1	1.8%	0.02%	95.4%	95.4%

____________

*        Allocation, gross exposure, and net exposure based on the average beginning of month values.

**      Number of funds based on the total funds invested by strategy during the year.

While losses on US-oriented strategies drove underperformance since the start of 2025, the portfolio’s diversity outside the US helped limit downside. This included upside from the Fund’s strategies focused on China (+8.30%), Latin America (+8.18%), and Europe (+2.85%). Despite the significant momentum shift among sectors and regions, all strategy groups in the Fund were positive during the fiscal year ended April 2025. In addition, we note that after running with a steady, slightly above average level of net exposure since 2023, the momentum reversal and tariff uncertainty led to a reduction in risk taking at the portfolio level, as noted by the decline in net exposure from 56% in December 2024 to 42% at the end of April 2025. This reduction in risk was driven largely by US-oriented strategies in response to the high level of top-down uncertainty that exists in the current market environment.

DISCLOSURES

This commentary is strictly confidential and is not to be provided to any person without the approval of ABS Investment Management LLC (“ABS”) and shall not constitute an offer to sell or the solicitation of any offer to buy shares of ABS Long/Short Strategies Fund (“Fund”). Such an offer or solicitation is made only through the Fund’s current prospectus. In the event of any inconsistency between this commentary and the prospectus, the prospectus will govern. This commentary is based upon information reasonably available as of the date of the presentation and ABS does not undertake any obligation to update such information at any time after such date. The information herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. You should make an independent investigation of the Fund, including consulting your tax, legal, accounting, or other advisors. Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. A prospectus with this and other information about the Fund may be obtained by calling (877) 499-9990. The prospectus should be read carefully before investing.

THE FUND

The Fund is a Delaware statutory trust registered under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, closed-end management investment company. The Fund primarily invests in private investment funds that employ long/short equity strategies (“Portfolio Funds”). Currently the Fund offers Founder’s Class Shares on a continuous basis (“Shares”). Shares are registered under the Securities Act of 1933 (“1933 Act”), but sold only to certain eligible investors who must be, among other qualifications, “accredited investors” under Regulation D of the 1933 Act. ABS is an SEC registered Investment Adviser and serves as the Fund’s investment adviser. Registration with the SEC does not imply a certain level of skill or training. At the commencement of the Fund’s operations, ABS (3)(C)(1) LP (“Predecessor Fund”) was reorganized into the Fund. The Fund and Predecessor Fund have equivalent investment objectives and policies, and the same investment adviser and portfolio managers. The Predecessor Fund was not registered under the 1940 Act. Foreside Fund Services, LLC (not affiliated with ABS) serves as the Fund’s distributor of Shares.

RISK

An investment in the Fund will involve significant risks, including the risk of loss of the amount invested. An investment in the Fund is suitable only for certain financially sophisticated investors who have no need for immediate liquidity in their investment and can bear the risk of an investment for an extended period of time. There is no guarantee that the Fund will achieve its objective.

Shareholders do not have the right to require the Fund to redeem any or all of their shares. With limited exceptions, shares are not transferable, and liquidity may be provided only through periodic repurchase offers by the Fund. There is no guarantee that the Fund will repurchase all of the shares tendered by an investor. There is no secondary market for the shares and none is expected to develop.

ABS may recoup waived fees and reimbursed expenses under certain conditions; see prospectus for details. An investor in the Fund will bear not only the Fund’s own expenses but also a proportionate share of the expenses of the underlying Portfolio Funds, which can be substantially higher than those of the Fund itself. Portfolio Funds typically will not be registered under the 1940 Act and may be organized outside the U.S. The value of the Fund’s investments in Portfolio Funds may be volatile and difficult to accurately measure. The Fund may not be able to liquidate an unprofitable position in a Portfolio Fund. The loss from a short sale theoretically is unlimited since the appreciation of the underlying asset theoretically is unlimited. Investments in foreign securities entail special risks from fluctuations in currency exchange rates, lax regulation, and potential market instability. The use of leverage by Portfolio Funds may result in large losses as well as large gains. Both the Fund and Portfolio Funds may be concentrated in a particular sector or asset-class, potentially resulting in greater volatility than a diversified portfolio. The foregoing is only a brief, incomplete summary of some of the risks an investor should consider. See the prospectus for a comprehensive description.

PERFORMANCE & PORTFOLIO DATA

Investors should bear in mind that past results do not guarantee future results and there can be no assurance that the Fund will achieve comparable results. Individual investors’ results may vary based their timing of investment.

Exposure and return information presented under the section entitled “Portfolio Breakdown by Strategy” is based on information provided by underlying managers, is subject to change and is not independently verified.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Neither of the two indices shown is the Fund’s benchmark; they are provided for informational purposes only. Although indices used in this commentary have been gathered using public and private sources and data ABS believes to be reliable, ABS makes no representations as to their accuracy or completeness.

The MSCI AC World Index (Local) includes the reinvestment of dividends net of foreign taxes; symbol NDLEACWF. ABS believes it to be a comparable geographical mix of underlying markets. The HFRI FOF: Strategic Index consists of Fund of Funds exhibiting one or more of the following characteristics: seeks superior returns by primarily investing in funds that generally engage in more opportunistic strategies such as Equity Hedge, Sector Specific and Emerging Markets; exhibits a greater dispersion of returns and higher volatility compared to the HFRI Fund of Funds Composite Index, which possesses a lower risk/reward profile. A fund in the HFRI FOF: Strategic Index tends to outperform the HFRI Fund of Fund Composite Index in up markets and underperform the index in down markets. Bloomberg ticker: HFRIFOFS. This index is being provided for comparative purposes relative to the other strategic Fund of Funds, is not the Fund’s benchmark, and is being provided for informational purposes only. For context, the HFRI Fund of Funds Composite Index Fund of Funds invest with multiple managers through funds or managed accounts.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied upon as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as if” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of
ABS Long/Short Strategies Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and shareholders’ capital of ABS Long/Short Strategies Fund (the Fund), including the schedule of investments, as of April 30, 2025, the related statements of operations and cash flows for the year then ended, the statements of changes in net shareholders’ capital for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations and its cash flows for the year then ended, the changes in shareholders’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2025, by correspondence with the custodian and the underlying fund advisors. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more ABS Investment Management LLC’s investment companies since 2015.

Denver, Colorado
June 26, 2025

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2025

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*(a),(b) ‒ 96.7%
CHINA EQUITY LONG/SHORT ‒ 2.6%
IvyRock China Focus Feeder Fund – Class C	4/1/2019	3,769,703	5,895,746	Monthly	30 Days(g)

CYCLICALS EQUITY LONG/SHORT ‒ 14.8%
Delbrook Resource Opportunities (Cayman) Fund, Ltd.	1/1/2022	28,455	13,183	Quarterly	90 Days
Energy Dynamics Fund Limited Class D	4/1/2018	6,507,296	10,234,546	Monthly	90 Days(e)
Forest Avenue Offshore Fund, Ltd.	10/1/2022	6,889,680	12,031,766	Quarterly	60 Days(f)
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	6,546,924	10,530,847	Quarterly	30 Days
		19,972,355	32,810,342

EUROPEAN EQUITY LONG/SHORT ‒ 7.0%
Lancaster European LS Equity, Ltd.(k)	2/1/2023	10,092,067	11,248,636	Quarterly	60 Days
Lansdowne Developed Markets Long Only Fund, Ltd.	3/1/2023	3,130,000	4,218,628	Monthly	30 Days(d)
		13,222,067	15,467,264

EVENT DRIVEN EQUITY LONG/SHORT ‒ 3.6%
Hunters Moon Eclipse Fund, Ltd.	2/1/2025	8,000,000	8,078,362	Monthly	30 Days(e)

FINANCIAL EQUITY LONG/SHORT ‒ 8.5%
Azora Offshore Fund, Ltd.	5/1/2018	7,122,458	11,525,176	Quarterly	45 Days
Rhino Small-Cap Financial Fund, L.P.	1/1/2023	6,700,000	7,365,564	Quarterly	60 Days
		13,822,458	18,890,740

GLOBAL EQUITY LONG/SHORT ‒ 5.5%
140 Summer Partners Offshore, Ltd.	7/1/2020	8,208,656	12,169,444	Quarterly	60 Days(f)
		8,208,656	12,169,444

HEALTH CARE EQUITY LONG/SHORT ‒ 16.1%
Averill Fund, Ltd.	11/1/2020	3,630,733	6,540,737	Quarterly	60 Days(f)
BCM Scout International, Ltd.	5/1/2022	9,000,000	11,106,772	Quarterly	45 Days(f)
Camber Capital Fund, L.P.	1/1/2016	6,541,457	11,495,831	Quarterly	90 Days(e)
Janus Henderson Biotech Innovation Fund, Ltd.	2/1/2022	2,991,476	6,388,707	Quarterly	60 Days
		22,163,666	35,532,047

LATIN AMERICA ‒ 5.4%
Sagil Latin American Opportunities Fund – Class B	4/1/2017	7,405,231	11,906,571	Monthly	90 Days

MIDDLE EAST LONG BIAS ‒ 2.2%
Waha MENA Equity Fund	11/1/2023	4,750,000	4,964,847	Monthly	30 Days(d)

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS — (Continued)
As of April 30, 2025

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
REAL ESTATE LONG/SHORT ‒ 1.2%
Long Pond Offshore, Ltd.	6/1/2011(c)	2,226,883	2,689,725	Quarterly	60 Days(h)

TMT EQUITY LONG ‒ 5.1%
IPPE Liquid (Cayman), L.P.	10/1/2023	3,917,697	5,541,456	Monthly	45 Days
SoMa Long Opportunities Offshore, Ltd.	10/1/2023	3,935,109	5,753,885	Quarterly	60 Days
		7,852,806	11,295,341

TMT EQUITY LONG/SHORT ‒ 14.5%
Atreides Foundation Fund, Ltd.	12/1/2020	8,644,569	10,214,579	Quarterly	60 Days(i),(j)
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	4,018,019	10,628,302	Monthly	30 Days
Toronado Offshore Fund, Ltd. – Class A(k)	8/1/2018	8,248,857	11,228,187	Quarterly	45 Days(i),(j)
		20,911,445	32,071,068

U.S. SMALL CAP ‒ 10.2%
Kent Lake Partners, L.P.	9/1/2021	7,347,131	7,731,448	Quarterly	60 Days
Medina Singh Investment Partners, L.P.	8/1/2020	7,337,474	11,287,140	Quarterly	30 Days
Voss Value-Oriented Special Situations Fund, L.P.	8/1/2023	3,000,000	3,483,692	Quarterly	45 Days
		17,684,605	22,502,280

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 96.7%		149,989,875	214,273,777

TOTAL INVESTMENTS ‒ 96.7%		149,989,875	214,273,777

Other Assets in Excess of Liabilities ‒ 3.3%			7,310,325
SHAREHOLDERS’ CAPITAL ‒ 100.0%			$221,584,102

____________

*        All Portfolio Funds are non-income producing securities.

(a)      Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of April 30, 2025 was $149,989,875 and $214,273,777 respectively.

(b)      All Investments in Portfolio Funds are pledged as collateral for the Fund’s Line of Credit.

(c)      Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).

(d)      The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10% of the fair value of the investment in the Portfolio Fund.

(e)      The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

(f)      The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25%-33% of the fair value of the investment in the Portfolio Fund per quarter.

(g)      The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.

(h)      Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.

(i)      The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.

(j)      The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.

(k)      Affiliated investments for which ownership exceeds 5% of the investment’s capital (see note 5).

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
SUMMARY OF INVESTMENTS
As of April 30, 2025

Security Type/Country of Domicile	Percent of Shareholders’ Capital
Investments in Portfolio Funds
Cayman Islands	68.4%
United States	28.3%
Total Investments in Portfolio Funds	96.7%
Total Investments	96.7%
Other Assets in Excess of Liabilities	3.3%
Shareholders’ Capital	100.0%

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
STATEMENT OF ASSETS, LIABILITIES AND SHAREHOLDERS’ CAPITAL

As of April 30, 2025

Assets:
Investments in unaffiliated investments, at fair value (cost $131,648,951)	$191,796,954
Investments in affiliated investments, at fair value (cost $18,340,924)	22,476,823
Portfolio Funds purchased in advance	6,000,000
Cash	2,168,127
Cash held in escrow for shares tendered	1,190,525
Cash held in escrow for subscriptions received in advance	250,000
Total assets	223,882,429

Liabilities:
Capital withdrawals payable	1,190,525
Management fees payable	720,231
Proceeds from sale of shares received in advance	250,000
Professional fees payable	61,102
Accounting and administration fees payable	47,780
Directors’ fees payable	8,333
Line of credit fees payable	6,667
Chief Compliance Officer fees payable	3,889
Accrued other expenses	9,800
Total liabilities	2,298,327

Shareholders’ Capital	$221,584,102

Components of Shareholders’ Capital:
Paid-in capital	$197,006,233
Total distributable earnings	24,577,869
Shareholders’ Capital	$221,584,102

Shareholders’ Capital:
Founders’ Shares:
Shareholders’ Capital applicable to shares outstanding	$221,584,102
Shares of beneficial interest issued and outstanding	2,361,474
Net asset value, offering price and redemption proceeds per share	$93.83

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2025

Investment Income:
Interest	$13,722
Total investment income	13,722

Expenses:
Management fees	2,445,640
Accounting and administration fees	288,141
Professional fees	110,489
Line of credit fees	81,111
Chief Compliance Officer fees	46,219
Tender offer filing fees	37,496
Transfer agent fees and expenses	34,758
Other expenses	27,208
Directors’ fees	25,000
Registration fees	12,773
Total expenses	3,108,835
Management fees waived	(298,299)
Net expenses	2,810,536
Net investment loss	(2,796,814)

Net Realized and Unrealized Gain:
Net realized gain (loss) on:
Unaffiliated investments	7,812,536
Affiliated investments	356,417
8,168,953

Net change in unrealized appreciation on:
Unaffiliated investments	7,874,498
Affiliated investments	447,421
8,321,919
Net realized and unrealized gain	16,490,872

Net Increase in Shareholders’ Capital from Operations	$13,694,058

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
STATEMENTS OF CHANGES IN SHAREHOLDERS’ CAPITAL

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Changes in Shareholders’ Capital from:
Operations:
Net investment loss	$(2,796,814)	$(2,627,049)
Net realized gain on unaffiliated investments	7,812,536	11,482,964
Net realized gain on affiliated investments	356,417	—
Net change in unrealized appreciation on unaffiliated investments	7,874,498	16,318,945
Net change in unrealized appreciation on affiliated investments	447,421	—
Net increase in Shareholders’ Capital from operations	13,694,058	25,174,860

Distributions to Shareholders:
Distributions:
Founders’ shares	(25,210,710)	(13,148,645)
Total distributions to shareholders	(25,210,710)	(13,148,645)

Capital Transactions:
Proceeds from sale of shares:
Founders’ shares	175,000	727,000
Reinvestment of distributions:
Founders’ shares	25,210,710	13,148,645
Payments for shares repurchased:
Founders’ shares	(26,465,490)	(6,992,991)
Net increase (decrease) in Shareholders’ Capital from capital transactions	(1,079,780)	6,882,654

Total increase (decrease) in Shareholders’ Capital	(12,596,432)	18,908,869

Shareholders’ Capital:
Beginning of year	234,180,534	215,271,665
End of year	$221,584,102	$234,180,534

Capital Share Transactions:
Shares sold:
Founders’ shares	1,877	7,672
Shares reinvested:
Founders’ shares	262,148	139,938
Shares repurchased:
Founders’ shares	(280,103)	(73,284)
Net increase (decrease) in capital share transactions	(16,078)	74,326

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
STATEMENT OF CASH FLOWS
For the Year Ended April 30, 2025

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$13,694,058
Adjustments to reconcile net increase in Shareholder’s Capital from operations to net cash provided by operating activities:
Purchases of long-term investments	(16,500,000)
Proceeds from investments sold	41,573,009
Net realized gain on unaffiliated investments	(7,812,536)
Net realized gain on affiliated investments	(356,417)
Net change in unrealized appreciation on unaffiliated investments	(7,874,498)
Net change in unrealized appreciation on affiliated investments	(447,421)
Changes in operating assets and liabilities:
Increase in Portfolio Funds purchased in advance	(3,000,000)
Decrease in receivable for Portfolio Funds sold	84,289
Increase in management fees payable	541,642
Decrease in professional fees payable	(1,653)
Increase in accounting and administration fees payable	92
Decrease in line of credit fees and expenses payable	(444)
Decrease in chief compliance officer fees payable	(3,611)
Increase in accrued other expenses payable	2,069
Net cash provided by operating activities	19,898,579

Cash flows from financing activities
Net proceeds from the sale of shares	425,000
Net payments for capital withdrawals	(25,572,116)
Net cash used in financing activities	(25,147,116)

Net decrease in cash	(5,248,537)

Cash and Restricted Cash:
Beginning of year	8,857,189
End of year	$3,608,652

Supplemental disclosure of non-cash activities
Reinvested dividends	$25,210,710
Cash paid during the year for commitment fees	$81,111

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
FINANCIAL HIGHLIGHTS
Founders’ Shares

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30, 2025		For the Year Ended April 30, 2024		For the Year Ended April 30, 2023		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Net asset value, beginning of period	$98.4965		$93.4653		$110.1873		$124.5171	$100.5382
Net Increase (Decrease) in Shareholders’ Capital from Operations
Net investment income (loss)	(1.1758)		(0.7372)		1.5002		(0.3601)	(0.2407)
Net realized and unrealized gain (loss) on investments	7.2576		11.5535		(1.2871)		(6.8055)	26.4186
Net Increase (Decrease) in Shareholders’ Capital from Operations	6.0818		10.8163		0.2131		(7.1656)	26.1779
Less Distributions:
From net investment income	(9.4631)		(5.7851)		(4.2868)		(4.3080)	(2.1990)
From net realized gains	(1.2822)		—		(12.6483)		(2.8562)	—
Total distributions	(10.7453)		(5.7851)		(16.9351)		(7.1642)	(2.1990)

Net asset value, end of period	$93.8330		$98.4965		$93.4653		$110.1873	$124.5171

Total Return(1)	5.91%		11.87%		0.52%		(6.12)%	26.10%

Ratios and Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$221,584		$234,181		$215,272		$212,704	$216,575

Net investment loss to average Shareholders’ Capital(2)	(1.16)%		(1.18)%		(1.11)%		(1.10)%	(1.09)%
Ratio of gross expenses to average Shareholders’ Capital(2)(3)	1.29	%(4)	1.31	%(4)	1.26	%(4)	1.25%	1.28%
Ratio of expense waiver to average Shareholders’ Capital(2)	(0.12)%		(0.13)%		(0.15)%		(0.15)%	(0.18)%
Ratio of net expenses to average Shareholders’ Capital(2)	1.17	%(4)	1.18	%(4)	1.11	%(4)	1.10%	1.10%
Portfolio Turnover	7%		19%		14%		13%	26%

Senior Securities
Total borrowings (000s)	$—		$—		$—		$—	$—
Asset coverage per $1,000 unit of senior indebtedness(5)	$—		$—		$—		$—	$—
Asset coverage ratio of senior securities	N/A		N/A		N/A		N/A	N/A

____________

(1)      Total Return based on net asset value per share is the combination of changes in net asset value per share and reinvested dividend income at net asset value per share, if any. Total Return would have been lower had expenses not been waived or absorbed by the Adviser.

(2)      The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.

(3)      Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(4)      If the third-party Chief Compliance Officer fees and line of credit fees and expenses had been excluded, the expense ratios would have been lowered by 0.07% for the year ended April 30, 2025, 0.08% for the year ended April 30, 2024, and 0.01% for the year ended April 30, 2023.

(5)      Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
Notes to the Financial Statements
April 30, 2025

1. ORGANIZATION

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets’ risk and volatility.

To achieve its investment objective, the Fund, under normal circumstances, invests its assets pursuant to equity long/short strategies through investments in private investment vehicles or “hedge funds” (“Portfolio Funds”).

Generally, the equity long/short strategies employed by the Portfolio Funds involve taking long and short positions in the equity securities (or the equivalent thereof) of U.S. and foreign issuers. These long and short positions are created by purchasing and selling short specific equity securities or groups of equity securities.

The Portfolio Funds may utilize a variety of investment approaches and techniques to implement their long/short equity strategies. The Portfolio Funds, for example, may construct long and short portions based upon the following strategies: (1) a mispricing of equity securities relative to each other or relative to historic norms; (2) the effect of events on different equity securities; (3) perceived valuations of equity securities (e.g., whether an issuer is overvalued or undervalued); and/or (4) the effect of global economic and political changes on the prices of equity securities (collectively, “Long/Short Equity Strategies”). The Portfolio Funds may utilize a variety of investment styles (e.g. growth/value, small cap/large cap) and focus on specific sectors, regions (e.g., U.S., emerging markets, global) and asset classes (e.g., common stocks, preferred stocks and convertible securities) to implement the Long/Short Equity Strategies. The Portfolio Funds in the aggregate will provide the Fund with market exposure that may be net short or net long.

While it is anticipated that the Portfolio Funds will primarily invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants to implement their equity long/short strategies.

A Portfolio Fund may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”) on an opportunistic basis. It is expected that the Portfolio Funds may apply techniques similar to the Long/Short Equity Strategies to implement long/short positions in Fixed Income Securities.

The Fund commenced operations on January 4, 2016 (“Commencement of Operations”). The Fund had no operations prior to January 4, 2016 other than those relating to its organization and the sale of 1,000 shares of beneficial interest in the Fund at $100.0000 per share to ABS Investment Management LLC (the “Adviser”) on September 29, 2015. Simultaneous with the Commencement of Operations, ABS (3)(C)(1) LP (the “Predecessor Fund”), was reorganized with and into the Founders’ Shares (“Founders’ Shares”) of the Fund.

The Fund’s registration statement permits it to offer three classes of shares known as the Founders’ Shares, Institutional Shares (“Institutional Shares”) and A Shares (“A Shares”). The Fund commenced investment operations on January 4, 2016 with the Founders’ Shares. The Institutional Shares commenced operations on July 1, 2016. On April 1, 2017, the Fund converted all of the shareholders of the Institutional Shares into the Founders’ Shares. As of April 30, 2025, no shareholder had purchased Institutional Shares and the A Shares had not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets

ABS Long/Short Strategies Fund
Notes to the Financial Statements
April 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”

a. Fair Value of Financial Instruments

The Board of Trustees (“Board”) has a Valuation Committee to oversee the valuation of the Fund’s investments. Pursuant to Rule 2a5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Fund’s Valuation Designee. As the Valuation Designee, the Adviser is required to periodically assess and manage risks, select valuation methodologies and monitor for circumstances that require fair valuation, test fair valuation methodologies, and provide oversight of third-party pricing services.

The valuation procedures employed by the Valuation Designee for valuing the Fund’s securities (the “Valuation Procedures”) provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value. The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, may be considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy.

b. Investment Income

Interest income is recorded on an accrual basis.

c. Fund Expenses

The Fund pays all of its expenses, or reimburses the Adviser or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses and trustees’ fees. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to certain share classes.

ABS Long/Short Strategies Fund
Notes to the Financial Statements
April 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. Income Tax Information & Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2025, and during the open tax years ended September 30, 2021-2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including net investment loss. These reclassifications have no effect on shareholders’ capital or net asset value per share. For the tax year ended September 30, 2024, the following amounts were reclassified:

Paid-in capital	$1,808
Total distributable earnings	(1,808)

As of April 30, 2025, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$27,852,817
Gross unrealized depreciation	(15,274)
Net unrealized appreciation	$27,837,543
Cost of investments	$186,436,234

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in partnerships and passive foreign investment companies (“PFICs”).

ABS Long/Short Strategies Fund
Notes to the Financial Statements
April 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

The tax basis of distributable earnings as of September 30, 2024, the Fund’s last tax year, with unrealized appreciation on investments adjusted for activity through the Fund’s fiscal year ended April 30, 2025, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributed ordinary income	$22,202,325
Undistributed long-term capital gains	3,008,341
Tax accumulated earnings	25,210,666
Accumulated capital and other losses	$—
Unrealized appreciation on investments	27,837,543
Total accumulated earnings (deficit)	$53,048,209

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions paid during the tax years ended September 30, 2024 and September 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary Income	$13,148,645	$9,077,047
Long-term Capital Gains	—	24,145,488
Total Distributions	$13,148,645	$33,222,535

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the tax year ended September 30, 2024, the Fund utilized $2,768,980 of long-term non-expiring capital loss carryovers.

e. Cash

Cash includes interest bearing non-restricted cash with one financial institution.

Amounts received from prospective investors in the Fund (in the case of subscriptions) and amounts received from the Fund (in the case of tender offers) will be held as cash in an escrow account pending the transmission to the Fund or tendering shareholders, as the case may be.

f. Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

ABS Long/Short Strategies Fund
Notes to the Financial Statements
April 30, 2025

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

The Fund is managed by the Adviser, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. Certain officers of the Fund are also directors and officers of the Adviser.

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund. As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to 1.00%, payable monthly based on the Fund’s month end net asset value.

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% interest expenses and other costs of borrowing (including but not limited to loan commitment fees and other lender fees and expenses); portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments); fees and expenses for outsourced third-party chief compliance officer services, if and when utilized by the Fund; acquired fund fees and expenses; and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In determining the Class Operating Expenses, expenses that a Class would have incurred but did not actually pay because of expense offset or brokerage/service arrangements shall be added to the aggregate expenses so as not to benefit the Adviser. Additionally, fees reimbursed to a Fund class relating to brokerage/services arrangements shall not be taken into account in determining the Class Operating Expenses so as to benefit the Adviser. The expense limitation agreement, however, provides for the Adviser’s recoupment of expenses reimbursed and/or fees waived by the Adviser, for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the Founders’ Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The expense limitation agreement will continue until at least August 30, 2026 and may be terminated or extended at any time by the Board. The Adviser cannot unilaterally terminate the expense limitation agreement prior to August 30, 2026. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

For the year ended April 30, 2025, the Adviser waived management fees totaling $298,299. At April 30, 2025, the amount of these potentially recoverable expenses was $884,644 (see below). The Adviser may recapture all or a portion of the following amounts no later than April 30 of the years stated below:

2026	$309,298
2027	277,047
2028	298,299
Total	$884,644

Foreside Fund Services, LLC acts as the Fund’s principal underwriter.

4. RELATED PARTY TRANSACTIONS

At April 30, 2025, Shareholders who are affiliated with the Adviser owned less than 1% of Shareholders’ Capital of the Fund.

ABS Long/Short Strategies Fund
Notes to the Financial Statements
April 30, 2025

5. Affiliated Issuers

As of April 30, 2025, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from these investments, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity for the year ended April 30, 2025) is shown below:

Affiliated Investment	Fair Value 4/30/2024	Cost of Purchases	Proceeds from Sales	Realized Gain on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 4/30/2025	Income
Lancaster European LS Equity, Ltd.	$11,353,031	$1,000,000	$(1,000,000)	$92,067	$(196,462)	$11,248,636	$—
Toronado Offshore Fund, Ltd. – Class A	9,819,954	1,500,000	(1,000,000)	264,350	643,883	11,228,187
Total	$21,172,985	$2,500,000	$(2,000,000)	$356,417	$447,421	$22,476,823	$—

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2025, Operating Engineers Local 324 Pension Fund had ownership in the Fund in the amount of 33.17%. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Shareholders of the Fund.

7. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon Shareholders’ Capital, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

8. capital stock

The Fund is offering Founders’ Shares, Institutional Shares and A Shares on a continuous basis. Founders’ Shares and Institutional Shares are offered at their net asset (“NAV”) per Share as of the first Fund business day (“Business Day”) of each month. A Shares are offered at their net asset (“NAV”) per Share, plus a sales load of up to 5%, as of the first Fund business day (“Business Day”) of each month. A Shares have not commenced operations and are not currently offered for sale. “Business Day” means any day that the New York Stock Exchange (“NYSE”) is open for business. Amounts received from investors as potential investments in the Fund are held in an escrow account at the Fund’s custodian pending the admission of investors as Shareholders of the Fund. Investors will not receive any interest on funds held in the escrow account. As of April 30, 2025, $250,000 was held in escrow and is included within “Cash held in escrow for subscriptions received in advance” on the Statement of Assets, Liabilities and Shareholders’ Capital.

Because the Fund is a closed-end fund, Shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

ABS Long/Short Strategies Fund
Notes to the Financial Statements
April 30, 2025

8. capital stock (cont.)

Each shareholder who has tendered all of its Shares and such Shares have been accepted for purchase by the Fund in a repurchase offer will receive cash in an amount not less than 95% of the unaudited Net Asset Value of such shareholder’s repurchased Shares, determined as of the Valuation Date (the “Initial Payment”). Such payment will be made within 65 days after the Repurchase Offer Acceptance Deadline. A second and final payment (the “Final Payment”) (which will not be credited for interest) will be made in an amount equal to the excess, if any, of (1) the value of the repurchased Shares, determined as of the Valuation Date, over (2) the Initial Payment. Unless the existence of changes in tax or other laws or regulations, delays in withdrawal proceeds from Portfolio Funds, or unusual market conditions result in a delay, the Final Payment will generally be made within 2 business days of the completion of the next annual audit of Shares by the Fund’s independent registered public accounting firm. Shareholders who tender only a portion of their Shares, and such Shares have been accepted for purchase by the Fund in a repurchase offer, will receive cash in an amount equal to 100% of the unaudited NAV of such shareholder’s repurchased Shares, within 65 days of the Repurchase Offer Acceptance. The escrow agent will make the Initial Payment and the Final Payment out of an escrow account created for such purpose. Any interest earned on the escrow account will be paid to the Fund. As of April 30, 2025, $1,190,525 was held in escrow and is included within “Cash held in escrow for shares tendered” on the Statement of Assets, Liabilities and Shareholders’ Capital.

9. Dividend Reinvestment Plan

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares of the same class unless they elect in writing to receive distributions in cash in their subscription agreement with the Fund. UMB Fund Services, Inc. (the “Agent”) acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of Shares equal to the amount of the distribution on that Participant’s Shares divided by the immediate post-distribution NAV per Share of the Shares of that class.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the Shares are held in street or other nominee name, then to the nominee) by UMB Fund Services, Inc. as dividend paying agent. To the extent shareholders make an election to receive distributions in cash, the Fund may pay any or all such distributions in a combination of cash and Shares. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record date of at least 10 (ten) days after the date on which the election is received. A shareholder whose Shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

10. INVESTMENT TRANSACTIONS

For the year ended April 30, 2025, the purchase and sale of investments, excluding short-term investments, were $16,500,000 and $41,597,889, respectively.

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Portfolio Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective.

Portfolio Funds purchased in advance of $6,000,000 represented on the Statement of Assets, Liabilities and Shareholders’ Capital, are amounts paid for Portfolio Funds but the subscription is not yet effective. The Fund has not yet taken possession of shares or has interest evidencing legal ownership of the Portfolio Funds.

ABS Long/Short Strategies Fund
Notes to the Financial Statements
April 30, 2025

11. Line of Credit

On December 20, 2022, the Fund entered into a Credit Agreement (the “Agreement”) with Bank of America, n.a. in which the Fund is permitted to borrow up to $20,000,000. The Agreement had a maturity date of December 13, 2024, and was renewed on that date with a revised maturity date of December 12, 2025. The purpose of the Agreement is to provide financing for investment purposes. Loans under the Agreement will bear interest at a base rate of 1.6% plus one of the Secured Overnight Financing Rate (SOFR) rates as follows: either (a) the Daily Simple SOFR rate or (b) the 1 Month Term SOFR rate, as administered by the Federal Reserve Bank of New York. The Agreement requires the payment a Commitment Fee equal to the product of (A) 0.40% (40 basis points) times (B) an amount equal to the greater of (1)(x) the Facility Amount less (y) the Loan Principal Amount on such day and (2) zero. The Commitment Fee shall be computed daily by Agent based on a year of 360 days and the actual days in each Commitment Fee Period, and Agent shall provide notice to Borrower of the amount of the Commitment Fee due for each Commitment Fee Period prior to each Commitment Fee Payment Date. The Commitment Fees and Interest paid for the year ended April 30, 2025 are disclosed in the Statement of Operations under Line of credit fees and expenses. For the year ended April 30, 2025, the Fund did not borrow under the line of credit. There was no line of credit payable balance in the Fund at April 30, 2025.

12. INDEMNIFICATION

In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

13. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Fund manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser will attempt to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, tariffs and trade wars, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

14. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events to report.

ABS Long/Short Strategies Fund
FUND MANAGEMENT (Unaudited)

The identity of the Board of Trustees and brief biographical information as of April 30, 2025 is set forth below. The Fund’s Statement of Additional Information includes additional information about the Board of Trustees and is available, without charge, by calling 1-877-499-9990.

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee:
Laurence K. Russian* 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1970	Trustee; Principal Executive Officer; President	Since 2015	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002	1	None
Independent Trustees:
Bruce Beaty 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1958	Trustee Member, Audit, Nominating, Qualified Legal Compliance and Valuation Committee	Since 2015	President and Chief Executive Officer, Blue Ridge Real Estate Company (real estate development and hospitality operations) since August 2011; Chairman of the Board of Directors since 2014 and a Director of each of the companies since 2006	1	2
Richard Latto 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1963	Trustee Member, Audit, Nominating, Qualified Legal Compliance and Valuation Committee	Since 2015	Managing Member, Spray Rock Capital (investment firm) since 2016	1	None
Principal Officers who are Not Trustees
John Mulfinger 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1976	Treasurer and Principal Financial Officer; Secretary	Since 2023	Accounting Manager, ABS Investment Management, LLC since 2009	N/A	N/A
Jestine Roberts 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1975	Anti-Money Laundering Officer	Since 2023	Head of Investor Relations, ABS Investment Management, LLC since 2011	N/A	N/A

ABS Long/Short Strategies Fund
FUND MANAGEMENT (Unaudited) (Continued)

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Frederick Teufel 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1959	Chief Compliance Officer	Since 2023	Director, Vigilant, LLC since 2021; Visiting Professor, Saint Joseph’s University from 2015 – 2021	N/A	N/A

____________

*        As of April 30, 2025, Mr. Laurence K. Russian serves as a Trustee of the Fund and holds the positions of Chief Executive Officer and President. Mr. Russian is considered an “interested person” of the Fund, as defined under the Investment Company Act of 1940, due to the following relationships:

-         Mr. Russian is a Managing Member and Portfolio Manager of ABS Investment Management LLC, the Fund’s investment adviser.

-         He serves as Chief Executive Officer and President of the Fund.

-         He is also an investor in the Fund.

Accordingly, Mr. Russian is deemed an interested Trustee by reason of his affiliation with the Fund’s adviser, his executive officer roles within the Fund, and his personal investment in the Fund.

ABS Long/Short Strategies Fund
OTHER INFORMATION (Unaudited)
April 30, 2025

Dividend Reinvestment Plan

Questions concerning the DRIP should be directed to the Agent at 235 West Galena Street, Milwaukee, Wisconsin 53212 or (877) 499-9990.

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30 no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-499-9990 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)	Not applicable.

(f)

(1) Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2) Not applicable.

(3) A copy of such code of ethics is available without charge, upon request, by calling the Fund at (414) 299-2000. Also, a copy of the code of ethics is attached as an exhibit to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. Bruce Beaty is qualified to serve as the audit committee financial expert serving on its audit committee and that Mr. Beaty is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $47,565 for 2024 and $50,400 for 2025.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2024 and $0 for 2025. The fees listed in Item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $9,350 for 2024 and.$9,800 for 2025.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2024 and $0 for 2025.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

100% of these fees were approved by the Trust’s Audit Committee as required pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant in each of the last two fiscal years for the registrant was $63,050 for 2024 and $66,185 for 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Proxy Voting Policies and Procedures

I.	INTRODUCTION

ABS Long/Short Strategies Fund (the “Fund”) is the beneficial owner of its portfolio securities. Accordingly, the Fund’s Board of Trustees (the “Board”), acting on behalf of the Fund, has the right and the fiduciary obligation to vote proxies relating to the Fund’s portfolio securities in a manner consistent with the best interests of the Fund and its shareholders. Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Fund (these “Policies and Procedures”).

II.	POLICY

A.	DELEGATION TO THE INVESTMENT ADVISER.

1. The policy of the Fund is to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to the Fund’s investment adviser (the “Adviser”) as a part of the Adviser’s general management of the Fund, subject to the Board’s continuing oversight.

2. The policy of the Fund is also to adopt the policies and procedures used by the Adviser to vote proxies relating to portfolio securities held by its clients, including the Fund (the “Adviser’s Policies and Procedures”).

3. The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

4. The Adviser shall be responsible for coordinating the delivery of proxies by the Fund’s custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.

III.	FIDUCIARY DUTY

The Adviser is a fiduciary to the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

IV.	PROXY VOTING PROCEDURES

A.            ANNUAL PRESENTATION OF PROXY VOTING POLICIES TO THE BOARD. At least annually, the Adviser shall present to the Board for its review the Adviser’s Policies and Procedures. In addition, the Adviser shall notify the Board promptly of material changes to the Adviser’s Policies and Procedures.

B.            ANNUAL PRESENTATION OF PROXY VOTING RECORD TO THE BOARD. At least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities held by the Fund during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the Fund’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, other than the obligation the Adviser incurs as investment adviser to the Fund, which may compromise the Adviser’s independence of judgment and action in voting the proxy.

C.            RESOLUTION OF CONFLICTS OF INTEREST. Where a proxy proposal raises a material conflict of interest between the interests of the Adviser, the Fund’s principal underwriter, or an affiliated person of the Fund, the Adviser or a principal underwriter and that of the Fund, the Adviser shall resolve such conflict in the manner described below.

1.             Vote in Accordance with a Predetermined Specific Policy. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various types of proposals and the Adviser has little or no discretion to deviate from such policy with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.             Notify and Obtain Consent of the Board. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various proposals and the Adviser has discretion to deviate from such policy, or the Adviser’s Policies and Procedures do not include pre-determined policies, the Adviser shall disclose the conflict to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proposal.

a.             Detailed Disclosure to the Board. To enable the Board to make an informed decision regarding the vote in question, such disclosure to the Board shall include sufficient detail regarding the matter to be voted on and the nature of the conflict. When the Board does not respond to such a conflict disclosure request or denies the request, the Adviser shall abstain from voting the securities held by the Fund.

b.             Use of Independent Third Party. To the extent there is a conflict of interest between the Adviser, the Fund’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter and the Fund and the Adviser notifies the Board of such conflict, the Board may vote the proxy in accordance with the recommendation of an independent third party.

V.	REVOCATION OF AUTHORITY TO VOTE

The delegation by the Board of the authority to vote proxies relating to portfolio securities held by the Fund may be revoked by the Board, in whole or in part, at any time.

VI.	ANNUAL FILING OF PROXY VOTING RECORD

The Fund shall file an annual report of each proxy voted with respect to portfolio securities held by the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VII.	PROXY VOTING DISCLOSURES

A.	The Fund shall include in its registration statement:

1. A description of these Policies and Procedures and of the Adviser’s Policies and Procedures; and

2. A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

B.	The Fund shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

2. A statement that information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Adviser who are primarily responsible for the day-to-day portfolio management of the Fund as of April 30, 2025:

Name of Portfolio Manager	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years

Laurence K. Russian	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.

Guilherme R. Valle	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.

Michael Halper	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2022.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table shows information regarding accounts (other than the Fund) managed by Mr. Russian, Mr. Valle and Mr. Halper as of April 30, 2025:

Team Member	Pooled Investment Vehicles				Other Accounts
	Number (Total)	Market Value Total	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee(1)	Number (Total)	Market Value (Total)	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee (1)
L. Russian	12	$5.58b	8	$3.56b	2	$0.79b	1	$0.26b
G. Valle	12	$5.58b	8	$3.56b	2	$0.79b	1	$0.26b
M. Halper	12	$5.58b	8	$3.56b	2	$0.79b	1	$0.26b

(1) These columns represent the number and market value of Pooled Investment Vehicles and Other Accounts that pay the Adviser a performance-based fee.

Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the team member is responsible, on the other. For example, the management of multiple accounts may result in a team member devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a team member spends on a single portfolio, it does periodically assess whether a team member has adequate time and resources to effectively manage all of the accounts for which he is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for a team member to devote more attention to those accounts that pay higher advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

The Adviser has adopted and implemented policies and procedures, including trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.

(a)(3) Compensation Structure of Portfolio Manager

The Portfolio Managers are Managing Members and equity owners of the Adviser. Their compensation consists of a fixed salary, bonus compensation and their respective share of the Adviser’s earnings. Each year, a bonus pool is established based on the net income of the Adviser and calculated pursuant to pre-set formula. The bonus pool is then allocated to Adviser personnel by the Managing Members. Participation in the bonus pool is at the discretion of the Managing Members and is based on subjective factors determined by the Managing Members in their sole discretion.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of April 30, 2025:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned(1)
L. Russian	$100,001-$500,000
G. Valle	$100,001-$500,000
M. Halper	$0

(1) Portfolio Manager beneficially owned Shares directly. Rather, each Portfolio Manager may be deemed to indirectly beneficially own Shares through their respective ownership interests in the Adviser and the Adviser's 401(k) plan.

(b) Not Applicable

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian,
President & Principal Executive Officer
(Principal Executive Officer)

Date	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian,
President & Principal Executive Officer
(Principal Executive Officer)

Date	July 2, 2025

By (Signature and Title)*	/s/ John Mulfinger
John Mulfinger,
Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	July 2, 2025

* Print the name and title of each signing officer under his or her signature.